SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
Revenues	$ 2,741	$ 2,632	$ 2,976	$ 2,934	$ 2,679	$ 2,412	$ 2,401	$ 2,343	$ 2,094	$ 8,568	$ 8,589	$ 11,221	$ 9,250	$ 7,665
Gross profit	542	393	495	505	465	384	420	388	286	1,628	1,465	1,858	1,478	1,095
Restructuring, impairment and plant closing costs	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Income (loss) from continuing operations	121	88	(39)	127	81	40	60	57	(13)	424	169	257	144	(399)
Income (loss) before extraordinary gain (loss)	120	92	(29)	126	67	34	59	119	(26)	417	164	256	186	(418)
Net income (loss)	121	94	(29)	127	68	33	59	119	(26)	418	166	260	185	(412)
Net income (loss) attributable to Huntsman International LLC	$ 117	$ 104	$ (31)	$ 117	$ 63	$ 31	$ 58	$ 117	$ (26)	$ 410	$ 149	$ 253	$ 180	$ (410)